Cash flow information - Additional information (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Non-cash investing and financing activities related to business acquisitions through contingent consideration	R$ 2,097,326
Non-cash investing and financing activities related to acquisition of investment in associates through accounts payables	739,743
Non-Cash Investing And Financing Activities For Acquisition Of Investment In Associates, Contingent consideration	50,000
Minority stake acquisitions in associates amount paid in Jan 2024	669,743
Minority stake acquisitions in associates payable January 2025	35,000
Minority stake acquisitions in associates payable in January 2026	R$ 35,000